Trade and Other Receivables - Summary of Trade and Other Receivables Reported in Balance Sheet Net of Allowances (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Receivables [Abstract]
Trade receivables - gross	£ 3,396	£ 2,898
Trade receivables - allowance	(27)	(30)
Loans and other receivables - gross	639	1,092
Loans and other receivables - allowance	(10)	(10)
Prepayments and accrued income	343	323
Net trade and other receivables per balance sheet	£ 4,341	£ 4,273